Intangible Assets - Amortization Expense for Intangible Assets (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization Expense for Intangible Assets [Abstract]
2021		$ 85,836
2022		81,437
2023		71,907
2024		57,377
2025		46,552
Thereafter		127,620
Net Book Value	$ 467,848	$ 470,729	$ 367,110